Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Consolidated Statements Of Comprehensive Income
Net income	$ 52,047	$ 58,896
Items that may subsequently be reclassified to net income or loss:
Currency translation adjustment, net of tax of $nil	(21,831)	28,831
Share of other comprehensive income in associate	398	461
Reclassification to net income upon ownership dilution of investment in associate		18
Items that will not subsequently be reclassified to net income or loss:
Change in fair value on equity investments designated as FVTOCI, net of tax of $nil	2,380	378
Other comprehensive (loss) income, net of taxes	(19,053)	29,688
Attributable to:
Equity holders of the Company	(15,989)	24,544
Non-controlling interests	(3,064)	5,144
Other comprehensive (loss) income, net of taxes	(19,053)	29,688
Total comprehensive income	32,994	88,584
Attributable to:
Equity holders of the Company	23,735	71,538
Non-controlling interests	9,259	17,046
Total comprehensive income	$ 32,994	$ 88,584